Related Party Balances and Transactions (Details) (USD $)										12 Months Ended			12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Firmway	Dec. 31, 2011 Management	Dec. 31, 2010 Management	Dec. 31, 2011 Customer and supplier	Dec. 31, 2010 Customer and supplier	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2010 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2009 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2011 CRERAT	Dec. 31, 2011 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2010 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2009 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2011 Shanghai Jin Yue Real Estate Development Co., Ltd	Dec. 31, 2010 Shanghai Jin Yue Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Shangyou Property Management Co. Ltd.	Jan. 31, 2008 E-House Real Estate Asset Management Co., Ltd.	Dec. 31, 2011 Shengyuan Center	Dec. 31, 2010 Shengyuan Center	Apr. 30, 2010 Shanghai Yidexin Equity Investment Center	Dec. 31, 2011 Shengquan Center	Dec. 31, 2010 Shengquan Center	Dec. 31, 2011 Shengquan Center Xin Zhou
Amounts due from related parties
Total amounts due from related parties	$ 1,500,941	$ 19,447					$ 19,447	$ 1,500,941
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of nil and $654,465 as of December 31, 2010 and 2011, respectively)	1,775,286	5,154,657		525,000	787,500	654,465		595,821	4,367,157
Customer and supplier
Revenue										7,139	102,708		268,380
Selling, general and administrative expenses recorded by the group													822,249
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties										19,447		263,026							1,021,613
Amount due to related parties										(6,077)			(654,465)		(4,000,000)		(379,519)	(361,080)
Percentage of ownership interest in subsidiary																				51.00%			51.00%
Amount invested by Mr. Xin Zhou, the Group's executive chairman, and Mr. Neil Nanpeng Shen, director of the company														28,000,000
Equity interest (as a percent)													51.00%													2.37%
Purchase price			12,000,000
Management fees														$ 300,000	$ 1,000,000	$ 1,000,000					$ 1,500,000	$ 1,300,000		$ 600,000	$ 400,000